Loans and advances to customers	12 Months Ended
Dec. 31, 2020
Loans and advances to customers [abstract]
Loans and advances to customers

7 Loans and advances to customers

Loans and advances to customers by type
	Netherlands		Rest of the world		Total
	2020	2019	2020	2019	2020	2019
Loans to, or guaranteed by, public authorities	24,292	25,340	17,210	16,849	41,502	42,190
Loans secured by mortgages	115,176	117,199	236,954	231,327	352,130	348,526
Loans guaranteed by credit institutions	305	206	4,896	3,569	5,201	3,775
Personal lending	3,019	3,482	24,776	24,768	27,794	28,250
Corporate loans	37,594	39,645	135,527	150,233	173,121	189,878
	180,385	185,873	419,364	426,746	599,749	612,619

Loan loss provisions	-1,286	-1,193	-4,493	-3,398	-5,779	-4,590
	179,099	184,680	414,871	423,349	593,970	608,029

For details on credit quality and loan loss provisioning, refer to ‘Risk management – Credit risk’ paragraph ‘Credit quality’.

Loans and advances to customers by subordination
	2020	2019
Non-subordinated	593,871	607,908
Subordinated	99	121
	593,970	608,029

No individual loan or advance has terms and conditions that significantly affect the amount, timing or certainty of the consolidated cash flows of the Group.

Loans and advances to customers and Loans and advances to banks include finance lease receivables and are detailed as follows:

Finance lease receivables
	2020	2019[1]
Maturities of gross investment in finance lease receivables
- within 1 year	3,175	3,116
- between 1-2 years	2,212	2,250
- between 2-3 years	1,722	1,753
- between 3-4 years	1,166	1,229
- between 4-5 years	711	732
- more than 5 years	1,487	1,511
	10,473	10,591

Unearned future finance income on finance leases	-508	-580
Net investment in finance leases	9,965	10,011

Included in Loans and advances to banks	6	24
Included in Loans and advances to customers	9,958	9,987
	9,965	10,011

1 The prior period has been updated to improve consistency and comparability of the amounts per maturity of finance lease receivables.

The finance lease receivables mainly relate to the financing of equipment and are part of corporate loans. To a lesser extent, the finance lease receivables relate to real estate for third parties, where ING is the lessor. These finance lease receivables are part of loans secured by mortgages. Interest income in 2020 on Finance lease receivables amounts to EUR 229 million (2019: EUR 251 million).

Expected credit losses for uncollectable finance lease receivables of EUR 164 million as at 31 December 2020 (2019: EUR 136 million) is included in the loan loss provision. The loan loss provision for finance lease receivables is classified into the following loan loss provision stages; stage 1: EUR 8 million (2019: EUR 2 million), stage 2: EUR 25 million (2019: EUR 6 million), and stage 3: EUR 131 million (2019: EUR 128 million).

No individual finance lease receivable has terms and conditions that significantly affect the amount, timing or certainty of the consolidated cash flows of the Group.